Redeemable Noncontrolling Interests	6 Months Ended
Sep. 30, 2021
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
12.	Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests for the six months ended September 30, 2020 and 2021 are as follows:

	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Beginning balance	¥10,331	¥0
Transaction with noncontrolling interests	(10,028)	0
Comprehensive income (loss)
Net income (loss)	(23)	0
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(280)	0
Total other comprehensive income (loss)	(280)	0
Comprehensive income (loss)	(303)	0

Ending balance	¥0	¥0